UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from August 1, 2011 to August 31, 2011
Commission File Number of issuing entity: 333-143316-11
Ford Credit Auto Owner Trust 2010-A
(Exact name of issuing entity as specified on its charter)
Commission File Number of depositor: 333-143316
Ford Credit Auto Receivables Two LLC
(Exact name of depositor as specified on its charter)
Ford Motor Credit Company LLC
(Exact name of sponsor as specified in its charter)
Delaware
(State or jurisdiction of incorporation or organization of the issuing entity)
27-6251978
(I.R.S. Employer Identification No.)

c/o U.S. Bank Trust National Association
300 Delaware Avenue, 9th Floor,
Wilmington, Delaware	19801
(Address of principal executive offices)	(zip code)
(302) 576-3700
(Telephone Number, including area code)
Registered/reporting pursuant to (check one)

Name of Exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Class A-2 Notes			X
Class A-3 Notes			X
Class A-4 Notes			X
Class B Notes			X
Class C Notes			X
Class D Notes			X
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☑ No ☐

PART I — DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.
     Distribution and performance information of the asset pool of the issuing entity is set forth in the attached Monthly Investor Report.
PART II — OTHER INFORMATION

Item 9.	Exhibits.

Designation	Description
Exhibit 99	Ford Credit Auto Owner Trust 2010-A Monthly Investor Report

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the Servicer, on behalf of the issuing entity, has duly caused this report to be signed by the undersigned duly authorized.

Ford Credit Auto Owner Trust 2010-A (Issuing entity) By: Ford Motor Credit Company LLC (Servicer)
Date: September 26, 2011	/s/ Dan Gardetto
Dan Gardetto
Assistant Treasurer

EXHIBIT INDEX

Designation	Description
Exhibit 99	Ford Credit Auto Owner Trust 2010-A Monthly Investor Report

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